UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity:Other - 36.7%
Diversified/Specialty - 29.4%
Armada Hoffler Properties, Inc.	81,492	$765,210
Australand Property Group	217,530	652,913
British Land Co. PLC	197,196	1,705,564
Buzzi Unicem SpA	49,620	667,686
Chambers Street Properties	92,527	680,073
Cheung Kong Holdings Ltd.	58,000	826,654
Cofinimmo	7,350	815,455
Country Garden Holdings Co., Ltd.	1,947,000	1,222,307
CyrusOne, Inc.	74,645	1,422,734
Dexus Property Group	585,750	533,878
Digital Realty Trust, Inc. (a)	20,200	1,123,120
Dundee Real Estate Investment Trust-Class A	31,571	875,224
Fibra Uno Administracion SA de CV	317,520	915,178
Henderson Land Development Co., Ltd.	66,000	385,578
ICADE	15,250	1,325,978
Japan Hotel REIT Investment Corp.	1,965	759,639
Land Securities Group PLC	159,943	2,185,520
Lexington Realty Trust	90,620	1,062,066
LPN Development PCL (NVDR)	538,600	318,141
Mapletree Commercial Trust	986,000	866,901
Mexico Real Estate Management SA de CV (b)	655,640	1,165,931
Mitsubishi Estate Co., Ltd.	85,000	2,195,889
Mitsui Fudosan Co., Ltd.	133,000	4,163,636
New World Development Co., Ltd.	1,364,579	1,903,858
Regal Entertainment Group-Class A	74,110	1,325,828
Sumitomo Realty & Development Co., Ltd.	68,000	2,971,909
Sun Hung Kai Properties Ltd.	201,855	2,610,701
Supalai PCL (NVDR)	983,300	385,194
UOL Group Ltd.	213,616	1,068,275
Vornado Realty Trust	6,120	497,556
Wharf Holdings Ltd.	281,000	2,292,473
Wheelock & Co., Ltd.	131,000	668,161

		40,359,230

Health Care - 7.3%
Chartwell Retirement Residences	76,880	702,890
HCP, Inc.	38,630	1,573,400
Health Care REIT, Inc.	22,461	1,380,004
LTC Properties, Inc.	44,550	1,578,406
Medical Properties Trust, Inc.	121,780	1,406,559
Omega Healthcare Investors, Inc.	65,190	1,851,396
Ventas, Inc.	24,610	1,532,219

		10,024,874

		50,384,104

Retail - 19.4%
Regional Mall - 7.9%
General Growth Properties, Inc.	42,170	808,821
Pennsylvania Real Estate Investment Trust	64,500	1,196,475
Simon Property Group, Inc.	39,028	5,683,648
Westfield Group	317,262	3,120,438

		10,809,382

Company	Shares	U.S. $ Value
Shopping Center/Other Retail - 11.5%
Aeon Mall Co., Ltd.	56,760	$1,475,669
Cole Real Estate Investment, Inc.	126,430	1,395,787
Corio NV	18,612	731,121
DDR Corp.	79,880	1,239,738
Fukuoka REIT Co.	63	463,893
Inland Real Estate Corp.	49,320	483,829
Japan Retail Fund Investment Corp.	383	702,531
Kite Realty Group Trust	132,424	764,086
Klepierre	28,643	1,136,155
Link REIT (The)	83,261	381,465
Ramco-Gershenson Properties Trust	56,720	821,306
RioCan Real Estate Investment Trust	14,589	326,185
Unibail-Rodamco SE	15,111	3,392,863
Vastned Retail NV	15,530	646,075
Westfield Retail Trust	714,750	1,850,162

		15,810,865

		26,620,247

Residential - 17.3%
Multi-Family - 12.9%
Associated Estates Realty Corp.	98,680	1,358,824
AvalonBay Communities, Inc.	7,220	894,558
Berkeley Group Holdings PLC	20,120	660,916
Brookfield Residential Properties, Inc. (b)	70,912	1,403,348
China Overseas Land & Investment Ltd.	234,000	689,898
China Vanke Co., Ltd.-Class B	384,460	770,052
Deutsche Annington Immobilien SE (b)	27,702	686,482
Equity Residential	22,440	1,164,412
KWG Property Holding Ltd.	762,500	513,499
LEG Immobilien AG	23,440	1,260,555
Mid-America Apartment Communities, Inc.	27,950	1,723,397
Mirvac Group	342,420	498,961
Persimmon PLC (b)	37,030	631,141
Rossi Residencial SA (b)	514,855	593,412
Sekisui Chemical Co., Ltd.	33,000	301,881
Stockland	515,690	1,705,670
Sun Communities, Inc.	33,130	1,423,596
Taylor Wimpey PLC	449,810	693,515
Wing Tai Holdings Ltd.	486,000	801,259

		17,775,376

Self Storage - 2.8%
Extra Space Storage, Inc.	47,803	1,970,917
Public Storage	12,622	1,927,001

		3,897,918

Single Family - 1.6%
LIXIL Group Corp.	37,400	752,336
Masco Corp.	74,446	1,408,519

		2,160,855

		23,834,149

Office - 10.7%
Office - 10.7%
Allied Properties Real Estate Investment Trust	34,022	1,009,710

Company	Shares	U.S. $ Value
Boston Properties, Inc.	7,190	$736,975
Brandywine Realty Trust	81,140	1,040,215
CapitaCommercial Trust	1,001,000	1,059,638
Cominar Real Estate Investment Trust (a)	52,927	937,139
CommonWealth REIT	16,790	412,194
Cousins Properties, Inc.	193,106	1,917,543
Investa Office Fund	375,060	978,446
Japan Excellent, Inc.	134	711,229
Japan Real Estate Investment Corp.	111	1,177,124
Kenedix Realty Investment Corp.-Class A	201	755,857
Nippon Building Fund, Inc.	50	542,629
Orix JREIT, Inc.	797	839,536
Parkway Properties, Inc./MD	84,761	1,385,842
SL Green Realty Corp.	4,830	421,128
Workspace Group PLC	116,430	797,750

		14,722,955

Lodging - 7.3%
Lodging - 7.3%
Ashford Hospitality Trust, Inc.	128,010	1,475,955
Chesapeake Lodging Trust	23,060	507,551
DiamondRock Hospitality Co.	64,120	621,323
Great Eagle Holdings Ltd.	211,804	723,731
Host Hotels & Resorts, Inc.	63,860	1,087,536
InterContinental Hotels Group PLC	24,166	676,781
LaSalle Hotel Properties	27,670	734,085
Pebblebrook Hotel Trust	63,240	1,618,944
RLJ Lodging Trust	79,980	1,837,940
Strategic Hotels & Resorts, Inc. (b)	93,170	755,609

		10,039,455

Industrials - 7.0%
Industrial Warehouse Distribution - 6.7%
Granite Real Estate Investment	43,690	1,478,906
Hopewell Holdings Ltd.	194,000	615,013
Mapletree Logistics Trust	974,000	803,817
Nippon Prologis REIT, Inc.	92	805,405
ProLogis, Inc.	89,794	3,164,341
Rexford Industrial Realty, Inc. (b)	60,361	795,558
STAG Industrial, Inc.	78,050	1,561,000

		9,224,040

Mixed Office Industrial - 0.3%
Goodman Group	103,160	422,852

		9,646,892

Total Common Stocks (cost $122,054,214)		135,247,802

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral - 98.4% (cost $121,843,848)		$135,247,802

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $1,532,588)	1,532,588	1,532,588

Total Investments - 99.5% (cost $123,376,436) (d)		136,780,390
Other assets less liabilities - 0.5%		721,093

Net Assets - 100.0%		$137,501,483

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	EUR	1,094	USD	1,448	9/17/13	$1,993
Barclays Capital, Inc.	JPY	524,720	USD	5,294	9/17/13	(50,188)
Barclays Capital, Inc.	SEK	7,055	USD	1,089	9/17/13	24,337
Barclays Capital, Inc.	USD	1,128	CAD	1,162	9/17/13	(25,388)
Barclays Capital, Inc.	USD	1,889	SEK	12,492	9/17/13	(4,505)
BNP Paribas SA	AUD	811	USD	783	9/17/13	61,700
BNP Paribas SA	NOK	11,932	USD	1,950	9/17/13	835
Canadian Imperial Bank of Commerce	CAD	1,032	USD	999	9/17/13	19,328
Citibank, NA	AUD	2,262	USD	2,077	9/17/13	65,267
Citibank, NA	JPY	67,697	USD	690	9/17/13	11
Citibank, NA	USD	3,897	JPY	382,805	9/17/13	1,778
Credit Suisse International	USD	1,947	GBP	1,282	9/17/13	39,551
Goldman Sachs	JPY	68,212	USD	698	9/17/13	2,981
Goldman Sachs	USD	1,746	AUD	1,960	9/17/13	(3,476)
Goldman Sachs	USD	4,434	EUR	3,388	9/17/13	44,012
Goldman Sachs	USD	4,435	JPY	418,322	9/17/13	(173,737)
Royal Bank of Canada	CAD	2,394	USD	2,346	9/17/13	73,622
Royal Bank of Scotland	EUR	2,765	USD	3,671	9/17/13	16,354
Royal Bank of Scotland	GBP	1,282	USD	1,972	9/17/13	(14,189)
Royal Bank of Scotland	USD	2,014	NOK	11,932	9/17/13	(64,796)
State Street Bank & Trust Co.	USD	2,964	SEK	19,903	9/17/13	37,853
UBS Securities LLC	SEK	16,461	USD	2,445	9/17/13	(38,005)
UBS Securities LLC	EUR	1,030	USD	1,361	12/17/13	(769)
UBS Securities LLC	USD	3,720	CHF	3,460	12/17/13	2,241

						$16,810

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,948,519 and gross unrealized depreciation of investments was $(5,544,565), resulting in net unrealized appreciation of $13,403,954.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

August 31, 2013 (unaudited)

44.8%	United States
13.8%	Japan
7.7%	Hong Kong
7.2%	Australia
5.4%	United Kingdom
5.0%	Canada
4.3%	France
3.4%	Singapore
2.4%	China
1.5%	Mexico
1.5%	Germany
1.0%	Netherlands
0.6%	Belgium
0.5%	Thailand
0.9%	Other

100.0%	Total Investments

*	All data are as of August 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Brazil and Italy.

AllianceBernstein Global Real Estate Investment Fund

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Equity:Other	$19,857,794		$30,526,310		$	– 0	–	$50,384,104
Retail	12,719,875		13,900,372			– 0	–	26,620,247
Residential	15,815,021		8,019,128			– 0	–	23,834,149
Office	6,851,036		7,871,919			– 0	–	14,722,955
Lodging	8,638,943		1,400,512			– 0	–	10,039,455
Industrials	6,999,805		2,647,087			– 0	–	9,646,892
Short-Term Investments:
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,532,588		– 0	–		– 0	–	1,532,588

Total Investments in Securities	72,415,062		64,365,328	†		– 0	–	136,780,390
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	391,863			– 0	–	391,863
Liabilities
Forward Currency Exchange Contracts	– 0	–	(375,053)			– 0	–	(375,053)

Total^	$72,415,062		$64,382,138		$	– 0	–	$136,797,200

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior daily day for all securities that exceeded established thresholds, 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 22, 2013